Loans to Customers, net	12 Months Ended
Dec. 31, 2018
Loans to Customers, net
Loans to Customers, net

12.  Loans to Customers, net:

(a)   Loans to Customers:

As of December 31, 2017 and 2018, the composition of our portfolio of loans is the following:

	As of December 31, 2017			As of December 31, 2018
	Assets			Assets
	before	Allowances		before	Allowances
	Allowances	established	Net assets	Allowances	established	Net assets
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Commercial loans	10,568,435	(160,995)	10,407,440	11,496,591	(175,122)	11,321,469
Foreign trade loans	983,796	(26,582)	957,214	1,313,001	(12,922)	1,300,079
Current account debtors	270,968	(8,177)	262,791	222,218	(9,116)	213,102
Factoring transactions	646,835	(6,327)	640,508	701,005	(4,017)	696,988
Student loans	46,024	(1,319)	44,705	51,919	(1,441)	50,478
Commercial lease transactions (1)	1,381,516	(11,478)	1,370,038	1,571,999	(15,778)	1,556,221
Other loans and accounts receivable	63,244	(6,351)	56,893	81,665	(10,468)	71,197
Subtotal	13,960,818	(221,229)	13,739,589	15,438,398	(228,864)	15,209,534
Mortgage loans
Mortgage bonds	29,784	(11)	29,773	21,443	(221)	21,222
Transferable mortgage loans	54,079	(58)	54,021	42,313	(226)	42,087
Other residential real estate mortgage loans	7,384,797	(31,729)	7,353,068	7,978,092	(33,875)	7,944,217
Credits from ANAP	8	—	8	6	―	6
Other loans and accounts receivable	8,568	(217)	8,351	10,219	(8)	10,211
Subtotal	7,477,236	(32,015)	7,445,221	8,052,073	(34,330)	8,017,743
Consumer loans
Consumer loans in installments	2,538,740	(175,293)	2,363,447	2,957,493	(263,542)	2,693,951
Current account debtors	316,678	(10,446)	306,232	312,783	(12,868)	299,915
Credit card debtors	1,157,131	(56,525)	1,100,606	1,165,064	(45,254)	1,119,810
Consumer lease transactions	—	—	—	9	―	9
Other loans and accounts receivable	910	(313)	597	812	(520)	292
Subtotal	4,013,459	(242,577)	3,770,882	4,436,161	(322,184)	4,113,977
Total	25,451,513	(495,821)	24,955,692	27,926,632	(585,378)	27,341,254
(1)

In this item, the Bank finances its customers’ purchases of assets, including real estate and other personal property, through financial lease agreements. As of December 31, 2018, Ch$758,970 million corresponds to financial leases for real estate (Ch$653,575 million in December 2017) and Ch$813,038 million corresponds to financial leases for other assets (Ch$727,941 million in December 2017).

(b)Impairment allowance for loans to customers:

i.	The credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2018 and 2017, is as follows:

	2018								2017
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Normal	9,426,420	3,049,264	2,039,954	447,225	—	6,702	—	14,969,565	13,494,128
Substandard	—	—	94,894	—	—	—	—	94,894	101,253
Non-complying	—	—	—	13,026	120,564	239,734	615	373,939	365,437
Subtotal	9,426,420	3,049,264	2,134,848	460,251	120,564	246,436	615	15,438,398	13,960,818

Mortgage loans
Normal	—	6,893,619	—	993,085	—	513	—	7,887,217	7,316,969
Non-complying	—	—	—	—	—	164,856	—	164,856	160,267
Subtotal	—	6,893,619	—	993,085	—	165,369	—	8,052,073	7,477,236

Consumer loans
Normal	—	3,166,290	—	975,898	—	24,579	—	4,166,767	3,760,472
Non-complying	—	—	—	—	—	269,394	—	269,394	252,987
Subtotal	—	3,166,290	—	975,898	—	293,973	—	4,436,161	4,013,459
Total	9,426,420	13,109,173	2,134,848	2,429,234	120,564	705,778	615	27,926,632	25,451,513

ii. Changes in the gross carrying amount as of December 31, 2018 is, as follows:

	2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Gross Carrying amount as at 1 January 2018	8,446,627	2,506,255	2,228,401	408,337	162,231	208,944	23	13,960,818
Net change on gross carrying amount *	968,288	780,778	(254,542)	(105,114)	(81,058)	(4,607)	592	1,304,337
Transfer to Stage 1	681,223	375,672	(680,838)	(346,936)	(385)	(28,736)	—	—
Transfer to Stage 2	(811,209)	(602,997)	822,133	630,963	(10,924)	(27,966)	—	—
Transfer to Stage 3	(15,175)	(16,665)	(32,569)	(127,676)	47,744	144,341	—	—
Amounts written off	(150)	(67)	(11)	(468)	(5,422)	(46,301)	—	(52,419)
Foreign Exchange adjustments	156,816	6,288	52,274	1,145	8,378	761	—	225,662
Total Commercial loans	9,426,420	3,049,264	2,134,848	460,251	120,564	246,436	615	15,438,398

Mortgage loans
Gross Carrying amount as at 1 January 2018	—	6,410,939	—	904,826	—	161,471	—	7,477,236
Net change on gross carrying amount *	—	734,990	—	(115,034)	—	(38,126)	—	581,830
Transfer to Stage 1	—	399,309	—	(397,363)	—	(1,946)	—	—
Transfer to Stage 2	—	(651,619)	—	671,775	—	(20,156)	—	—
Transfer to Stage 3	—	—	—	(71,113)	—	71,113	—	—
Amounts written off	—	—	—	(6)	—	(6,987)	—	(6,993)
Foreign Exchange adjustments	—	—	—	—	—	—	—	—
Total Mortgage loans	—	6,893,619	—	993,085	—	165,369	—	8,052,073

Consumer loans
Gross Carrying amount as at 1 January 2018	—	2,761,640	—	967,918	—	283,901	—	4,013,459
Net change on gross carrying amount *	—	1,007,548	—	(416,546)	—	60,645	—	651,647
Transfer to Stage 1	—	381,126	—	(335,330)	—	(45,796)	—	—
Transfer to Stage 2	—	(978,112)	—	1,040,597	—	(62,485)	—	—
Transfer to Stage 3	—	(9,340)	—	(281,144)	—	290,484	—	—
Amounts written off	—	(104)	—	(627)	—	(232,780)	—	(233,511)
Foreign Exchange adjustments	—	3,532	—	1,030	—	4	—	4,566
Total Consumer loans	—	3,166,290	—	975,898	—	293,973	—	4,436,161

* Net change between assets originated and assets repaid, excluding write offs.

iii.Changes in the ECL allowances as of December 31, 2018 is, as follows:

	2018
	Stage 1		Stage 2		Stage 3
	Individual	Group	Individual	Group	Individual	Group	POCI	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
ECL allowances as at 1 January 2018	16,527	16,663	31,252	20,247	50,014	86,701	6	221,410
Net change on ECL allowances *	9,424	12,463	(5,045)	(18,338)	(18,715)	31,406	293	11,488
Transfer to Stage 1	4,114	14,807	(3,981)	(6,387)	(133)	(8,420)	—	—
Transfer to Stage 2	(2,600)	(11,606)	8,805	15,817	(6,205)	(4,211)	—	—
Transfer to Stage 3	(70)	(1,189)	(4,134)	(13,572)	4,204	14,761	—	—
Impact on year end ECL of exposures transferred between stages during the year **	(2,702)	(9,589)	4,512	23,822	5,505	21,568	—	43,116
Amounts written off	(150)	(67)	(11)	(468)	(5,422)	(46,301)	—	(52,419)
Foreign exchange adjustments	337	112	945	46	3,446	383	—	5,269
Total Commercial loans	24,880	21,594	32,343	21,167	32,694	95,887	299	228,864

Mortgage loans
ECL allowances as at 1 January 2018	—	740	—	17,351	—	15,686	—	33,777
Net change on ECL allowances *	—	299	—	(8,772)	—	4,417	—	(4,056)
Transfer to Stage 1	—	892	—	(758)	—	(134)	—	—
Transfer to Stage 2	—	(404)	—	2,112	—	(1,708)	—	—
Transfer to Stage 3	—	—	—	(2,693)	—	2,693	—	—
Impact on year end ECL of exposures transferred between stages during the year **	—	(803)	—	9,661	—	2,744	—	11,602
Amounts written off	—	—	—	(6)	—	(6,987)	—	(6,993)
Foreign exchange adjustments	—	—	—	—	—	—	—	—
Total Mortgage loans	—	724	—	16,895	—	16,711	—	34,330

Consumer loans
ECL allowances as at 1 January 2018	—	44,078	—	115,096	—	155,277	—	314,451
Net change on ECL allowances *	—	40,305	—	(91,527)	—	119,321	—	68,099
Transfer to Stage 1	—	26,682	—	(9,604)	—	(17,078)	—	—
Transfer to Stage 2	—	(44,301)	—	68,448	—	(24,147)	—	—
Transfer to Stage 3	—	(2,024)	—	(72,629)	—	74,653	—	—
Impact on year end ECL of exposures transferred between stages during the year **	—	(15,379)	—	101,086	—	87,371	—	173,078
Amounts written off	—	(104)	—	(627)	—	(232,780)	—	(233,511)
Foreign exchange adjustments	—	16	—	49	—	2	—	67
Total Consumer loans	—	49,273	—	110,292	—	162,619	—	322,184

* Net allowances change between assets originated and assets repaid, excluding write offs.

** Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

(c)Allowances for loan losses:

Changes in allowances for loan losses during 2017 and 2018 are as follows:

	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2017	272,274	32,747	249,748	554,769
Charge-offs	(58,716)	(5,093)	(254,981)	(318,790)
Sales or transfers of credits	(11,595)	―	―	(11,595)
Allowances (released) established, net	19,266	4,361	247,810	271,437
Balance as of December 31, 2017	221,229	32,015	242,577	495,821
Impact adoption IFRS 9	181	1,762	71,874	73,817
Balance as of January 1, 2018	221,410	33,777	314,451	569,638
Charge-offs	(52,419)	(6,993)	(233,511)	(292,923)
Sales or transfers of credits	(958)	―	―	(958)
Allowances (released) established, net	60,831	7,546	241,244	309,621
Balance as of December 31, 2018	228,864	34,330	322,184	585,378

(d)Financial Lease Contracts:

As of December 31, 2017 and 2018, the Bank’s scheduled cash flows to be received from financial leasing contracts have the following maturities as follows:

	Total receivable		Unearned income		Net lease receivable (*)
	2017	2018	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Due within one year	461,354	519,186	(54,216)	(60,216)	407,138	458,970
Due after 1 year but within 2 years	338,305	383,164	(39,946)	(44,066)	298,359	339,098
Due after 2 years but within 3 years	230,920	255,997	(26,136)	(28,740)	204,784	227,257
Due after 3 years but within 4 years	146,921	162,310	(17,680)	(19,471)	129,241	142,839
Due after 4 years but within 5 years	99,268	108,453	(12,564)	(13,992)	86,704	94,461
Due after 5 years	278,607	336,705	(27,315)	(33,666)	251,292	303,039
Total	1,555,375	1,765,815	(177,857)	(200,151)	1,377,518	1,565,664

(*)   The net balance receivable does not include the total overdue portfolio totaling Ch$3,998 million and Ch$6,344 million as of December 31, 2017 and 2018, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.

The leasing contracts are related to real estate, industrial machinery, vehicles and transport equipment. The leasing contracts have an average life of between 2 and 15 years.

(e)   Loans by industry sector:

The following table details the Bank’s loan portfolio (before allowances for loans losses) as of December 31, 2017 and 2018 by the customer’s industry sector:

	Location
	Chile		Abroad		Total
	2017	2018	2017	2018	2017		2018
	MCh$	MCh$	MCh$	MCh$	MCh$	%	MCh$	%
Commercial loans:
Commerce	2,013,411	2,285,895	21,718	38,430	2,035,129	7.99	2,324,325	8.32
Financial services	1,845,464	2,119,815	6,185	2,784	1,851,649	7.27	2,122,599	7.60
Services	1,964,238	2,109,143	—	348	1,964,238	7.72	2,109,491	7.55
Construction	1,493,373	1,752,237	—	—	1,493,373	5.87	1,752,237	6.27
Agriculture and livestock	1,354,069	1,582,520	—	—	1,354,069	5.32	1,582,520	5.67
Manufacturing	1,369,293	1,544,862	30,399	34,613	1,399,692	5.50	1,579,475	5.66
Transportation and telecommunications	1,612,930	1,480,773	—	17,369	1,612,930	6.34	1,498,142	5.37
Electricity, gas and water	565,695	461,351	—	—	565,695	2.22	461,351	1.65
Mining	422,176	453,549	—	—	422,176	1.66	453,549	1.62
Fishing	145,266	156,472	—	—	145,266	0.57	156,472	0.56
Other	1,116,601	1,398,237	—	—	1,116,601	4.39	1,398,237	5.01
Subtotal	13,902,516	15,344,854	58,302	93,544	13,960,818	54.85	15,438,398	55.28
Residential mortgage loans	7,477,236	8,052,073	—	—	7,477,236	29.38	8,052,073	28.83
Consumer loans	4,013,459	4,436,161	—	—	4,013,459	15.77	4,436,161	15.89
Total	25,393,211	27,833,088	58,302	93,544	25,451,513	100.00	27,926,632	100.00

(f)   Purchase of loan portfolio

During 2018, the Bank acquired loan portfolios, whose nominal value amounted to Ch$36,919 million.

During 2017, the Bank acquired loan portfolios, whose nominal value amounted to Ch$1,495 million.

(g)   Sale or transfer of credits from the loans to customers:

During 2017 and 2018 the Bank has carried out transactions of sale or transfer of the loan portfolio according to the following:

	As of December 31, 2017
	Carrying	Allowances		Effect on income
	amount	released	Sale price	(loss) gain
	MCh$	MCh$	MCh$	MCh$
Sale of outstanding loans	33,681	(11,595)	24,126	2,040
Sale of write-off loans	—	—	23	23
Total	33,681	(11,595)	24,149	2,063

	As of December 31, 2018
	Carrying	Allowances		Effect on income
	amount	released	Sale price	(loss) gain
	MCh$	MCh$	MCh$	MCh$
Sale of outstanding loans	22,567	(958)	21,876	267
Sale of write-off loans	—	—	—	—
Total	22,567	(958)	21,876	267

(h)  Own assets securitizations:

During 2017 and 2018 the Bank did not execute securitization transactions involving its own assets.